Other Receivables (Details) - Schedule of other receivables - USD ($)		Dec. 31, 2021	Dec. 31, 2020
Schedule of other receivables [Abstract]
Receivables from Huanghai	[1]	$ 92,108,537
VAT recoverable	[2]	11,060	1,520,501
Other	[3]	21,646,124	380,593
Other receivables		$ 113,765,721	$ 1,901,094

[1]	On December 27, 2021, the Company and Huanghai entered into an agreement to terminate the building of a krill vessel and Huanghai agreed to refund all of the RMB587.3 million (approximately $92.1 million) of the prepayment made by the Company. During the first quarter of 2022, the Company received RMB147.7 million (approximately $23.2 million) from Huanghai.
[2]	The balance of recoverable VAT represents input VAT available to offset VAT to be paid in the future.
[3]	Other mainly consists of receivables from Hong Long of$20.9 million, Honglong was an affiliate company majority owned by an immediate family member of the Company’s CEO and is no longer a related party of the Company since this immediate family member sold his interests in Hong Long to an unrelated party on October 10, 2021.